Segmented Information (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [Abstract]
Disclosure of revenues allocated by segment [Table Text Block]
	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Vehicle, parts sales and service	$6,730,743	$19,774,549	$38,879,072
Recognition of deferred revenue from contract cancellation	9,631,452	-	-
Revenue from operating and finance leases	22,760	68,805	385,643
Finance income	3,624	3,925	7,124

Total	$16,388,579	$19,847,279	$39,271,839

Disclosure of revenues allocated by geography [Table Text Block]
Canada	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024
United States of America	$15,901,265	$18,841,162	$37,055,314
Canada	487,314	1,006,117	2,216,525

Total	$16,388,579	$19,847,279	$39,271,839

Disclosure of property and equipment allocated by geography segment [Table Text Block]
	March 31, 2026	March 31, 2025
United States of America	$657,826	$1,212,229
Canada	60,731	98,352

Total	$718,557	$1,310,581

Disclosure of accounts payable and accrued liabilities [Table Text Block]
	March 31, 2026	March 31, 2025
Due to related parties	$36,695	$454,894
Trade payables	2,894,039	2,821,845
Accrued liabilities	961,026	442,977
Accounts payable and accrued liabilities	$3,891,760	$3,719,716